Principal Subsidiaries Investments in Associates and Joint Ventures - Summary of Principal Subsidiaries, Investments in Associates and Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TMB Bank Public Company Ltd [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Thailand
Statutory place of Incorporation	Bangkok
Proportion of ownership and interest held by the group	23.00%	30.00%
ING Bank N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	the Netherlands
Statutory place of Incorporation	Amsterdam
Proportion of ownership and interest held by the group	100.00%	100.00%
Bank Mendes Gans N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	the Netherlands
Statutory place of Incorporation	Amsterdam
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Belgium S.A./N.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Belgium
Statutory place of Incorporation	Brussels
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Luxembourg S.A. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Luxembourg
Statutory place of Incorporation	Luxembourg City
Proportion of ownership and interest held by the group	100.00%	100.00%
ING-DiBa AG [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Germany
Statutory place of Incorporation	Frankfurt am Main
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank Slaski S.A. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Poland
Statutory place of Incorporation	Katowice
Proportion of ownership and interest held by the group	75.00%	75.00%
Proportion Of Ownership Interests Held By Noncontrolling Interests	25.00%	25.00%
ING Financial Holdings Corporation [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	United States of America
Statutory place of Incorporation	Delaware
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank A.S. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Turkey
Statutory place of Incorporation	Istanbul
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank (Australia) Limited [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Australia
Statutory place of Incorporation	Sydney
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Commercial Finance B.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Amsterdam
Statutory place of Incorporation	the Netherlands
Proportion of ownership and interest held by the group	100.00%	100.00%
ING GroenBank N.V. [Member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal place of business of associate	Amsterdam
Statutory place of Incorporation	the Netherlands
Proportion of ownership and interest held by the group	100.00%	100.00%